Stock Warrants	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Warrants
8. Stock Warrants
As a result of the Merger closing (see Note 3), as of March
15
, 2021, the Company had outstanding warrants to purchase an aggregate of

10,681,327
shares of common stock,

2,056,326
of which were exercisable. The warrants were previously issued by ADOMANI, Inc. and assumed in the Merger. Of the 10,681,327 outstanding at the Merger date, 1,250,000 expired unexercised on August 31, 2021. In connection with the second closing of the Financing discussed in Note 6, the Company issued additional warrants to purchase up to
19,166,667

shares of its common stock, all of which were exercisable as of December 31, 2021.
The Company’s outstanding warrants as of December 31, 2021 is summarized as follows
, and all were exercisable at that date (see
Note

7):

	Number of Shares	Exercise Price	Remaining Contractual Life (years)
Outstanding warrants expiring June 9, 2022	199,659	$6.00	0.46
Outstanding warrants expiring June 9, 2022	350,000	$5.00	0.46
Outstanding warrants expiring January 9, 2023	256,667	$3.75	1.03
Outstanding warrants expiring January 28, 2025	8,625,001	$0.50	4.00
Outstanding warrants expiring May 7, 2026	19,166,667	$1.00	4.35

Outstanding warrants on December 31, 2021	28,597,994	$0.96	4.14

The Warrants issued as part of the Purchase Agreement (see Note 6) contain a call provision whereby the Company, after the
13-month
anniversary of the issuance date, and if the volume weighted average price of the common stock for such date exceeds four times the exercise price of the warrants for 20 consecutive trading days, may call the Warrants that have not previously been exercised, and the Warrant holders have ten trading days within which to exercise before the Warrants may be cancelled
.
As of December 31, 2021, the outstanding warrants have no intrinsic value.

ADOMANI, INC. [Member]
Stock Warrants
8. Stock Warrants
As of December 31, 2019, the Company had issued warrants to purchase 7,556,323 shares of Common Stock, consisting of a warrant to purchase 199,659 shares of Common Stock with a measurement price of $5.00 and an exercise price of $6.00, a warrant to purchase 350,000 shares of Common Stock with a measurement price of $5.00 and an exercise price of $5.00, a warrant to purchase 1,250,000 shares of Common Stock with a measurement price of $1.00 and an exercise price of $4.00, warrants issued to three warrant holders to purchase 750,001 shares of Common Stock with a measurement price of $3.21 and an exercise price of $4.50, warrants issued to two warrant holders to purchase 256,667 shares of Common Stock with a measurement price of $3.21 and an exercise price of $3.75, and warrants issued to eleven warrant holders to purchase 4,749,996 shares of Common Stock with a measurement price of $3.29 and an exercise price of $4.50.
On December 2, 2020, the Company entered into Exchange Agreements (the “Exchange Agreements”) with the holders (collectively, the “Holders”) of outstanding warrants of the Company to purchase 5,499,997 shares of the Company’s common stock, $0.00001 par value per share (“Common Stock”) issued in January 2018 (the “Warrants”).

Pursuant to the Exchange Agreements, the Holders agreed to cancel the Warrants in exchange for the issuance of 27,499,985 shares of Common Stock (the “Exchange”). The closing of the Exchange occurred on December 4, 2020. The shares of Common Stock were issued in reliance on the exemption from registration provided by Section 3(a)(9) of the Securities Act of 1933, as amended.
On December 24, 2020, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional and accredited investors, whereby the Company will sell, and the investors will purchase, shares
of common stock of the company, par value $0.00001 (the “Common Stock”), and warrants (the “Warrants”) to purchase additional shares of Common Stock (the “Financing”).
The first closing of the Financing occurred on December 29, 2020. The Company raised gross proceeds of $5,425,000 through the sale and issuance of 11,500,000 shares of Common Stock at a purchase price equal to $0.50 per share and Warrants to purchase up to an aggregate of 8,625,001 shares of Common Stock at an exercise price of $0.50 per share. Proceeds net of related offering costs were approximately $5.3 million. See Note 7.
The second closing of the Financing is subject to, and contingent upon, the effectiveness of a registration statement filed with the U.S. Securities and Exchange Commission (the “SEC”) registering the shares of Common Stock sold, or issuable under the Warrants, in connection with the Financing, and the closing of the proposed business combination transaction with Envirotech Drive Systems Incorporated (the “Transaction”). Upon the second closing, the Company will raise aggregate gross proceeds of approximately $16,275,000 through the sale and issuance of 38,333,334 shares of Common Stock at a purchase price equal to $0.45 per share and Warrants to purchase up to an aggregate of 19,166,670 shares of its Common Stock at an exercise price of $1.00 per share. See Note 7.
As a result of the 2020 activity, as of December 31, 2020, the Company has issued warrants to purchase an aggregate of 10,681,327 shares of common stock.
The Company’s warrant activity for the years ended December 31, 2020 and 2019 is summarized as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)
Outstanding at December 31, 2018	7,556,323	$4.45	3.8

Outstanding at December 31, 2019	7,556,323	$4.45	2.8

Granted	8,625,001	$0.50	5.0
Warrants exchanged for common stock	(5,499,997)	$4.50	0.0
Outstanding at December 31, 2020	10,681,327	$1.33	4.2

Exercisable at December 31, 2020	2,056,326	$4.33	1.1

As of December 31, 2020, the outstanding warrants have no intrinsic value.